UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8869 Brecksville Road, Suite C, Brecksville Ohio 44141

(Address of principal executive offices)

(Zip code)

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1204, Long Beach, CA 90802

(Name and address of agent for service)

Copy to:

Michael J. Meaney, Esq.

McDonald, Hopkins, Burke & Haber Co., L.P.A.

2100 Bank One Center, 600 Superior Avenue, East, Cleveland, Ohio 44114

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Prasad Growth Fund

	Schedule of Investments in Securities
	December 31, 2004 (Unaudited)
Shares/Principal Amount		Market Value

COMMON STOCKS
	Aerospace and Defense (Elec & OEM) - 2.66%
1,000	United Industrial Corporation	$38,740

	Banks (Foreign) - 3.12%
1,000	HDFC Bank Ltd.	45,360

	Building (Miscellaneous Products) - 3.42%
1,300	Building Materials Corporation	49,777

	Business Service (Security/Safety) - 10.20%
1,000	Armor Holdings, Inc.*	47,020
2,000	DHB Industries, Inc.*	38,080
2,000	Taser International, Inc.*	63,300
		148,400
	Chemicals (Specialty) - 3.93%
1,000	Ceradyne, Inc.*	57,210

	Computer (Graphics) - 3.13%
1,200	Autodesk, Inc.	45,540

	Computer (Services) - 6.45%
700	CACI International, Inc.*	47,691
1,500	SI International, Inc.*	46,140
		93,831
	Electronic (Components) - 2.51%
2,000	Multi Fineline Electronix, Inc.*	36,480

	Electronic (Semiconductor Equipment) - 3.20%
1,000	KLA Instruments Corp.	46,580

	Electronic (Semiconductor Manufactur) - 9.10%
1,000	Cree, Inc.*	40,080
1,300	Marvell Technology Group Ltd.*	46,111
1,300	Sigmatel, Inc.*	46,189
		132,380
	Energy (Coal) - 3.05%
600	Alliance Resource Partners LP	44,400

	Internet (Service Provider) - 7.82%
240	Google, Inc.*	46,270
1,000	Sina Corp*	32,060
2,000	Sohu.com, Inc.*	35,420
		113,750
	Leisure (Toys/Games) - 3.62%
1,300	Monarch Casino & Resort, Inc.*	52,715

	Metal Products (Pipe & Tube) - 4.24%
1,100	Novamerican Steel, Inc.*	61,765

	Personal (Shoes) - 3.23%
1,000	Deckers Outdoor Corp.*	46,990

	Steel (Basic) - 5.63%
1,000	Steel Dynamics, Inc.	37,880
900	Tenaris SA	44,010
		81,890
	Telecommunications (Cellular) - 5.62%
4,000	Kongzhong Corp.*	38,440
1,200	Vimpelcomm BV*	43,368
		81,808
	Telecommunications (Equipment) - 5.27%
1,300	Dycom Industries, Inc.*	39,676
600	Harris Corp.	37,074
		76,750
	Transportation (Ship) - 4.68%
2,000	OMI Corp.	33,700
90	Ship Finance International Ltd.	1,847
2,000	Top Tankers, Inc.	32,500
		68,047

	TOTAL COMMON STOCK - 90.86% (Cost - $1,152,008)	$1,322,413

CALL OPTIONS
	Building (Residential/Commercial) - 0.16%
500	Pulte Homes Call: April @ 65	2,300

	Business Service (Schools) - 0.78%
2,000	Corinthian Call: January @ 15	11,400

	Energy (Other Sources) - 0.19%
1,000	Headwaters Call: May @ 30	2,700

	Financial (Consumer Loans) - 0.25%
2,000	Fremont General Corp Call: March @ 25	3,600

	Healthcare (HMO) - 0.50%
1,000	Sierra Health Services Call: March @ 50	7,300

	Machinery (Industrial) - 0.14%
2,000	Intermagnetics General Call: April @ 30	1,300
2,000	Paxar Call: March @ 25	700
		2,000
	Poultry Slaughtering and Processing - 0.01%
2,000	Tyson Foods Call: January @ 22.5	100

	Retail (Apparel) - 0.12%
1,000	Jos A Bank Clothiers Call: April @ 30	1,700

	Retail (Discount Variety) - 0.60%
1,000	American Eagle Call: May @ 40	8,800

	Transportation (Rail) - 0.45%
1,000	Norfolk Southern Call: March @ 30	6,500

	Transportation (Ship) - 0.23%
1,000	Tsakos Energy Call: March @ 35	3,400

	TOTAL CALL OPTIONS - 3.42% (Cost - $39,066)	49,800

MONEY MARKET FUND
67,901	First American Treasury Obligation Fund Class Y 1.41% **	67,901

	TOTAL MONEY MARKET FUNDS - 4.66% (Cost - $67,901)	67,901

	Total Investments - 98.94% (Cost - $1,258,975)	1,440,114

	Other Assets Less Liabilities - 1.06%	15,371

	Net Assets - 100%	$1,455,486

* Non-income producing securities.
** Variable Rate Security at December 31, 2004

NOTES TO FINANCIAL STATEMENTS
Prasad Growth Fund
1. SECURITY TRANSACTIONS
At December 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,919,074 amounted to $ 181,138 which consisted of aggregate gross unrealized appreciation of $211,310 and aggregate gross unrealized depreciation of $30,172.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date February 28, 2005

* Print the name and title of each signing officer under his or her signature.